UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4430
Dreyfus 100% U.S. Treasury Money Market Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

FORM N-Q

Item 1. Schedule of Investments.
Dreyfus 100% U.S. Treasury Money Market Fund
Statement of Investments
September 30, 2004 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills-96.7%	Purchase %	Amount ($)	Value ($)

10/7/2004	1.53	328,000	327,916
10/21/2004	1.12	50,124,000	50,093,059
10/28/2004	1.13	25,000,000	24,978,906
11/4/2004	1.44	28,959,000	28,919,616
11/12/2004	1.55	185,353,000	185,018,253
12/23/2004	1.54	40,000,000	39,858,900
12/30/2004	1.71	100,000,000	99,575,000
1/27/2005	1.78	170,000,000	169,013,717
2/10/2005	1.70	72,000,000	71,553,840

Total U.S. Treasury Bills
(cost $ 669,339,207)			669,339,207

U.S. Treasury Notes-3.4%

1.50%, 2/28/2005
(cost $23,412,305)	1.29	23,393,000	23,412,305

Total Investments (cost $ 692,751,512 )		100.1%	692,751,512
Liabilities, Less Cash and Receivables		(.1%)	(745,491)
Net Assets		100.0%	692,006,021

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus 100% U.S. Treasury Money Market Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)